CONTRIBUTED EQUITY - Schedule of Issued Capital (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Issued capital	$ 108,201,890	$ 92,443,999	$ 105,542,403	$ 51,339,595
Issued capital
Disclosure of classes of share capital [line items]
Issued capital	$ 243,329,280	$ 197,985,920	$ 194,791,435	$ 112,959,638
Number of shares outstanding (in shares)	336,322,679	319,927,854	315,846,248	257,244,759
Issued capital | Class B Performance Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	19,800,000	19,800,000	19,800,000